TAXES ON INCOME (Reconciliation Of The Theoretical Income Tax Expense To The Actual Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income before income tax expense as reported in the consolidated statements of comprehensive income	$ 1,073	$ 5,097	$ 7,717
Israeli Statutory Corporate Tax Rate	247
Theoretical tax expense calculated		1,172	1,775
Tax benefit arising from "Preferred enterprises"	(75)	(357)	(532)
Foreign tax rate differential in subsidiaries	6	11	(3)
Share based compensation	81
Other adjustments	(12)	47	124
Total		(299)	(411)
Income tax (benefit) expense	$ 247	$ 873	$ 1,364
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Israeli Statutory Corporate Tax Rate	23.00%	23.00%	23.00%
Tax benefit arising from "Preferred enterprises"	(7.00%)
Foreign tax rate differential in subsidiaries	0.00%
Share based compensation	8.00%
Other adjustments	(1.00%)
Total Effective Tax Rate	23.00%